Cash and cash equivalents in the consolidated statements of cash flows (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents in the consolidated statements of cash flows [Abstract]
Cash and due from banks	₩ 22,682,652	₩ 19,196,875	₩ 22,037,236
Due from financial institutions with a maturity over three months from date of acquisition	(3,010,471)	(4,458,286)	(4,590,643)
Restricted due from banks	(13,435,531)	(9,106,053)	(12,839,342)
Total	₩ 6,236,650	₩ 5,632,536	₩ 4,607,251	₩ 5,604,411